FAIR VALUE MEASUREMENT (Schedue of Assets and Liabilities Carried At Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets:
Marketable securities	$ 26,250	$ 19,586
Fair Value, Measurements, Recurring [Member] | Not Designated as Hedging Instrument [Member] | Level 2 [Member]
Assets:
Marketable securities	42,853	42,291
Foreign currency exchange derivative instrument	86	295
Total Financial Assets	42,939	42,586
Liabilities:
Foreign currency exchange derivative instruments	64	8
Total Financial Liabilities	$ 64	$ 8